Cover	Sep. 01, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 01, 2023
Entity File Number	001-37591
Entity Tax Identification Number	46-3639580
Entity Registrant Name	EASTERN ENERGY GAS HOLDINGS, LLC
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	10700 Energy Way
Entity Address, State or Province	VA
Entity Address, City or Town	Glen Allen
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	613-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603291
Amendment Flag	true
Amendment Description	This amendment is being filed to amend Item 9.01 of the Original Filing to provide certain unaudited pro forma financial information of the Company in connection with the Transaction.